Segment information (Details) SFr in Thousands	6 Months Ended
	Jun. 30, 2022 CHF (SFr) co-founder Reporting_Segment numberOfCo-ceo	Dec. 31, 2021 CHF (SFr)
Disclosure of operating segments [line items]
Number of Co-Founders | co-founder	3
Number of Co-CEOs | numberOfCo-ceo	2
Number of reporting segments | Reporting_Segment	1
Non-current assets	SFr 312,055	SFr 271,923
Europe
Disclosure of operating segments [line items]
Non-current assets	202,132	176,190
Switzerland
Disclosure of operating segments [line items]
Non-current assets	187,973	168,864
North America
Disclosure of operating segments [line items]
Non-current assets	88,373	82,377
Asia-Pacific
Disclosure of operating segments [line items]
Non-current assets	18,460	12,326
Rest of World
Disclosure of operating segments [line items]
Non-current assets	SFr 3,090	SFr 1,030